Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

As of December 31 (in thousands)	2011 EUR	2010 EUR

Raw materials	258,712	248,969
Work-in-process	1,026,872	1,083,932
Finished products	532,556	353,514

Inventories, gross	1,818,140	1,686,415
Allowance for obsolescence and/or lower market value	(193,513)	(189,235)

Inventories, net	1,624,627	1,497,180

Allowance for obsolescence

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance at beginning of year	(189,235)	(205,206)
Addition for the year	(60,300)	(55,691)
Effect of exchange rates	(883)	(4,148)
Utilization of the provision	56,905	75,810

Allowance for obsolescence and/or lower market value	(193,513)	(189,235)